Consolidated statements of changes in shareholders equity - ARS ($) $ in Millions		Total	Subscribed capital [member]	Adjustment to contributions [member]	Treasury shares [Member]	Adjustment to treasury shares [member]	Share-based benefit plans [member]	Acquisition cost of treasury shares [member]	Share trading premium [member]	Issuance premiums [member]	Shareholders' contribution [member]	Legal reserve [member]	Future dividends [member]	Investments [member]	Purchase of treasury shares [member]	Other comprehensive income [member]		Retained earnings [member]	Equity attributable to Shareholders of the parent company [member]	Equity attributable to Non-controlling interests [member]
Balance at the beginning of the fiscal year at Dec. 31, 2017		$ 152,533	$ 3,924	$ 6,085	$ 9	$ 16	$ 36	$ (91)	$ (217)	$ 640	$ 10,402	$ 2,007	$ 0	$ 0	$ 100	$ 127,446		$ 12,340	$ 152,295	$ 238
Modification to the balance at the beginning of the fiscal year at Dec. 31, 2017	[1]	(298)	0	0	0	0	0	0	0	0	0	0	0	0	0	0		(298)	(298)	0
Balance at Dec 31,2017 year modified at the beggining of the fiscal year of Dec, 31 2018 at Dec. 31, 2017		152,235	3,924	6,085	9	16	36	(91)	(217)	640	10,402	2,007	0	0	100	127,446		12,042	151,997	238
Accrual of share-based benefit plans	[2]	308	0	0	0	0	308	0	0	0	308	0	0	0	0	0		0	308	0
Repurchase of treasury shares		(120)	(3)	(4)	3	4	0	(120)	0	0	(120)	0	0	0	0	0		0	(120)	0
Settlement of share-based benefit plans	[3]	(72)	2	3	(2)	(3)	(229)	222	(65)	0	(72)	0	0	0	0	0		0	(72)	0
As decided by the Shareholders' Meeting on April 30, 2020 for December 31, 2020, April 26, 2019 for December 31, 2019 and April 27, 2018 for December 31, 2018		0	0	0	0	0	0	0	0	0	0	0	1,200	11,020	120	0		(12,340)	0	0
As decided by the Board of Directors on June 27, 2019 for December 31, 2019, December 12, 2018 for December 31, 2018		(1,200)	0	0	0	0	0	0	0	0	0	0	(1,200)	0	0	0		0	(1,200)	0
Other comprehensive income		172,600	0	0	0	0	0	0	0	0	0	0	0	0	0	169,674		0	169,674	2,926
Net (loss) profit		38,606	0	0	0	0	0	0	0	0	0	0	0	0	0	0		38,613	38,613	(7)
Balance at the end of the fiscal year at Dec. 31, 2018		362,357	3,923	6,084	10	17	115	11	(282)	640	10,518	2,007	0	11,020	220	297,120	[4]	38,315	359,200	3,157
Accrual of share-based benefit plans	[2]	493	0	0	0	0	493	0	0	0	493	0	0	0	0	0		0	493	0
Repurchase of treasury shares		(280)	(4)	(6)	4	6	0	(280)	0	0	(280)	0	0	0	0	0		0	(280)	0
Settlement of share-based benefit plans	[3]	(159)	5	7	(5)	(7)	(491)	446	(114)	0	(159)	0	0	0	0	0		0	(159)	0
As decided by the Shareholders' Meeting on April 30, 2020 for December 31, 2020, April 26, 2019 for December 31, 2019 and April 27, 2018 for December 31, 2018		0	0	0	0	0	0	0	0	0	0	0	4,800	33,235	280	0		(38,315)	0	0
As decided by the Board of Directors on June 27, 2019 for December 31, 2019, December 12, 2018 for December 31, 2018		(2,300)	0	0	0	0	0	0	0	0	0	0	(2,300)	0	0	0		0	(2,300)	0
Other comprehensive income		221,367	0	0	0	0	0	0	0	0	0	0	0	0	0	219,666		0	219,666	1,701
Net (loss) profit		(33,379)	0	0	0	0	0	0	0	0	0	0	0	0	0	0		(34,071)	(34,071)	692
Balance at the end of the fiscal year at Dec. 31, 2019		548,099	3,924	6,085	9	16	117	177	(396)	640	10,572	2,007	2,500	44,255	500	516,786	[5]	(34,071)	542,549	5,550
Accrual of share-based benefit plans	[2]	541	0	0	0	0	541	0	0	0	541	0	0	0	0	0		0	541	0
Repurchase of treasury shares		(550)	(3)	(5)	3	5	0	(550)	0	0	(550)	0	0	0	0	0		0	(550)	0
Settlement of share-based benefit plans	[3]	(178)	5	8	(5)	(8)	(802)	875	(251)	0	(178)	0	0	0	0	0		0	(178)	0
As decided by the Shareholders' Meeting on April 30, 2020 for December 31, 2020, April 26, 2019 for December 31, 2019 and April 27, 2018 for December 31, 2018	[6]	0	0	0	0	0	0	0	0	0	0	0	1,200	(35,321)	50	0		34,071	0	0
Other comprehensive income		206,500	0	0	0	0	0	0	0	0	0	0	0	0	0	204,517		0	204,517	1,983
Net (loss) profit		(71,017)	0	0	0	0	0	0	0	0	0	0	0	0	0	0		(69,649)	(69,649)	(1,368)
Balance at the end of the fiscal year at Dec. 31, 2020		$ 683,395	$ 3,926	$ 6,088	$ 7	$ 13	$ (144)	$ 502	$ (647)	$ 640	$ 10,385	$ 2,007	$ 3,700	$ 8,934	$ 550	$ 721,303	[7]	$ (69,649)	$ 677,230	$ 6,165

[1]	Corresponds to the change in the accounting policy described in Note 2.b.18.
[2]	See Note 36.
[3]	Net of employees’ income tax withholdings related to the share-based benefit plans.
[4]	Includes 307,720 corresponding to the effect of the translation of the financial statements of YPF, (21,680) corresponding to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the U.S. dollar and 11,080 corresponding to the recognition of the result for the net monetary position of subsidiaries, associates and joint ventures with the Peso as functional currency, as detailed in Note 2.b.1.
[5]	Includes 528,145 corresponding to the effect of the translation of the financial statements of YPF, (29,691) corresponding to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the U.S. dollar and 18,332 corresponding to the recognition of the result for the net monetary position of subsidiaries, associates and joint ventures with the Peso as functional currency, as detailed in Note 2.b.1.
[6]	See Note 29.
[7]	Includes 733,492 corresponding to the effect of the translation of the financial statements of YPF, (38,692) corresponding to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the U.S. dollar and 26,503 corresponding to the recognition of the result for the net monetary position of subsidiaries, associates and joint ventures with the Peso as functional currency, as detailed in Note 2.b.1.